CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY) - USD ($) $ in Thousands	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive loss [Member]
Balance at Dec. 31, 2012	$ (2,941)	$ 459	$ 12,398	$ (15,798)
Balance (shares) at Dec. 31, 2012		11,151,719
Changes during year
Comprehensive loss	(2,431)			$ (2,431)
Issuance of ordinary shares along with convertible loans (Note 8b)	596	$ 12	$ 584
Issuance of ordinary shares along with convertible loans (Note 8b) (shares)		256,771
Beneficial conversion feature with respect of convertible loans (Note 8b)	689		689
Share-based compensation	505		505
Balance at Dec. 31, 2013	(3,582)	$ 471	$ 14,176	$ (18,229)
Balance (shares) at Dec. 31, 2013		11,408,490
Changes during year
Comprehensive loss	(11,563)			$ (11,484)	$ (79)
Issuance of Ordinary Shares through a public offering, net of $4.8 million issuance costs (Note 9c)	41,092	$ 336	$ 40,756
Issuance of Ordinary Shares through a public offering, net of issuance costs (Note 9) (shares)		7,668,200
Capital contribution (Note 8b)	686		686
Conversion of preferred A shares into Ordinary Shares (Note 9)	13,438	$ 147	13,291
Conversion of preferred A shares into Ordinary Shares (Note 9) (shares)		3,367,244
Conversion of warrants from preferred A warrants to Ordinary Share warrant (Note 9d)	8,494		8,494
Share-based compensation	197		197
Balance at Dec. 31, 2014	$ 48,762	$ 954	$ 77,600	$ (29,713)	$ (79)
Balance (shares) at Dec. 31, 2014	22,443,934	22,443,934
Changes during year
Comprehensive loss	$ (16,568)			$ (16,517)	$ (51)
Issuance of Ordinary Shares through a public offering, net of $4.8 million issuance costs (Note 9c)	64,202	$ 298	$ 63,904
Issuance of Ordinary Shares through a public offering, net of issuance costs (Note 9) (shares)		7,419,353
Exercise of warrants (Note 9e)	2,285	$ 23	2,262
Exercise of warrants (Note 9e) (shares)		546,322
Exercise of options and restricted share units (Note 9f)	344	$ 9	335
Exercise of options and restricted share units (Note 9f) (shares)		229,525
Share-based compensation	1,777		1,777
Balance at Dec. 31, 2015	$ 100,802	$ 1,284	$ 145,878	$ (46,230)	$ (130)
Balance (shares) at Dec. 31, 2015	30,639,134	30,639,134